Document and Entity Information	Feb. 12, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 12, 2025
Entity Registrant Name	Phillips 66
Entity Incorporation State Country Code	DE
Entity File Number	001-35349
Entity Tax Identification Number	45-3779385
Entity Address Address Line 1	2331 CityWest Boulevard
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77042
City Area Code	832
Local Phone Number	765-3010
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	PSX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001534701
Amendment Flag	false